Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Stock - Clean Earth Acquisitions Corp [Member] - USD ($)		3 Months Ended						8 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2022	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Stock [Line Items]
Net income (loss)		$ 7,216	$ 1,358,377	$ 1,873,417	$ (146,096)	$ (472,717)	$ (240,003)	$ (2,546)	$ 3,239,010	$ (858,816)	$ 59,955
Remeasurement of temporary equity to redemption value	$ 39,491,791	(1,097,181)	$ (1,097,561)	$ (2,409,648)	(1,139,015)	$ (313,681)	$ (39,554,524)		(4,604,390)	(41,007,220)	(42,756,441)
Net loss including remeasurement of temporary equity to redemption value		(1,089,965)			(1,285,111)				(1,365,380)	(41,866,036)
Allocation of net income (loss)											$ 42,696,486
Net loss from beginning of year through date of initial public offering										(37,034)
Net loss from date of initial public offering through September 30, 2022										(821,782)
Class A Redeemable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Stock [Line Items]
Allocation of net income (loss) including accretion of temporary equity		(531,636)			(936,650)				(890,320)	(30,486,966)
Deemed dividend for remeasurement of temporary equity to redemption value		1,097,181			1,139,015				4,604,390	41,007,220
Allocation of net income (loss)		$ 565,545			$ 202,365				$ 3,714,070	$ 10,520,254
Weighted average shares outstanding Basic (in Shares)		8,147,563			23,000,000				16,036,220	18,113,553	19,282,192
Net income (loss) per share Basic (in Dollars per share)		$ 0.07			$ 0.01				$ 0.23	$ 0.58	$ 0.6
Class A & Class B Non-redeemable [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Stock [Line Items]
Allocation of net income (loss) including accretion of temporary equity		$ (558,329)			$ (348,461)				$ (475,060)	$ (11,379,070)
Deemed dividend for remeasurement of temporary equity to redemption value
Allocation of net income (loss)		$ (558,329)			$ (348,461)				$ (475,060)	$ (11,379,070)
Weighted average shares outstanding Basic (in Shares)		8,556,667			8,556,667				8,556,667	8,107,815
Net income (loss) per share Basic (in Dollars per share)		$ (0.07)			$ (0.04)				$ (0.06)	$ (1.4)